Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Cash Flow Supplemental Disclosures [Line Items]
Cash paid for interest, net of capitalized interest	$ 347	$ 358	$ 361
Cash (paid) received, net for income taxes	$ (4)	$ 9	$ (15)